Life of Virginia Separate Account III

STATEMENTS OF ASSETS
& LIABILITIES
(Unaudited)
June 30, 1997

A GE Capital Services Company

LIFE OF VIRGINIA SEPARATE ACCOUNT III


Table of Contents

For the six months ended June 30, 1997

------------------------------------------------------

                                                  Page


Financial Statements:

      Statement of Assets and Liabilities...........1
      Statement of Operations.......................7
      Statement of Changes in Net Assets...........13

Notes to Financial Statements......................19


------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statement of Assets and Liabilities
As of June 30, 1997


------------------------------------------------------------------------------------------------------------------------------

                                                                             GE Investments Funds, Inc.
                                                         ---------------------------------------------------------------------
                                                            S&P 500  Government      Money       Total    International
                                                              Index  Securities     Market      Return           Equity
Assets                                                         Fund        Fund       Fund        Fund             Fund
------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc.,
  at fair value (note 2):
      S&P 500 Index Fund (118,061
         shares; cost - $2,062,878)                      $2,110,929      --           --           --              --
      Government Securities Fund (89,790
         shares; cost - $901,140)                              --     868,272         --           --              --
      Money Market Fund (10,319,493 shares;
         cost - $16,500,046)                                   --        --     10,319,493         --              --
      Total Return Portolio (111,027 shares;
         cost - $1,552,931)                                    --        --           --      1,559,928            --
      International Equity Fund (90,620 shares;
      cost - $1,028,588)                                       --        --           --                      1,153,588
      Real Estate Securities Fund
         (45,097 shares; cost - $628,608)                      --        --           --           --              --
      Value Equity Fund (1,538 shares; cost - $17,822)         --        --           --           --              --
Receivable from affiliate (note 3)                            2,596      --           --          3,075           5,515
Receivable for units sold                                      --        --        108,612          112            --
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                             $2,113,525   868,272   10,428,105    1,563,115       1,159,103
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)                  955     3,482      504,028          668            497
Payable for units withdrawn                                     189        31         --           --               25
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                             1,144     3,513      504,028          668            522
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                               $2,112,381   864,759    9,924,077    1,562,447      1,158,581
====================================================================================================================================

Outstanding units                                            67,713    48,365      671,999       63,988         86,429
====================================================================================================================================

Net asset value per unit                                 $    31.20     17.88        14.77        24.42          13.41
====================================================================================================================================



----------------------------------------------------------------------------------------



                                                           Real Estate           Value
                                                            Securities          Equity
Assets                                                            Fund            Fund
----------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc.,
  at fair value (note 2):
      S&P 500 Index Fund (118,061
         shares; cost - $2,062,878)                                 --              --
      Government Securities Fund (89,790
         shares; cost - $901,140)                                   --              --
      Money Market Fund (10,319,493 shares;
         cost - $16,500,046)                                        --              --
      Total Return Portolio (111,027 shares;
         cost - $1,552,931)                                         --              --
      International Equity Fund (90,620 shares;
      cost - $1,028,588)                                            --              --
      Real Estate Securities Fund
         (45,097 shares; cost - $628,608)                      690,891              --
      Value Equity Fund (1,538 shares; cost - $17,822)              --          17,606
Receivable from affiliate (note 3)                                  --              --
Receivable for units sold                                           --              --
------------------------------------------------------------------------------------------

Total assets                                                   690,891          17,606
==========================================================================================
Liabilities
------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)                     650               7
Payable for units withdrawn                                         46             --
------------------------------------------------------------------------------------------

Total liabilities                                                  696               7
==========================================================================================

Net assets                                                     690,195          17,599
==========================================================================================

Outstanding units                                               41,034           1,540
==========================================================================================

Net asset value per unit                                         16.82           11.43
==========================================================================================





                                                                            Oppenheimer Variable Account Funds
                                                         ------------------------------------------------------------------------
                                                                                    Capital                    High      Multiple
                                                            Money       Bond   Appreciation      Growth      Income    Strategies
Assets                                                       Fund       Fund           Fund        Fund        Fund          Fund
---------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds,
  at fair value (note 2):
      Money Fund (160,073 shares; cost - $  160,073)    $  160,073         --           --           --           --           --
      Bond Fund (131,925 shares; cost - $1,507,997)           --      1,523,738         --           --           --           --
      Capital Appreciation Fund
         (165,697 shares; cost - $5,460,092)                  --           --      6,468,818         --           --           --
      Growth Fund (106,749 shares; cost - $2,664,522)         --           --           --      3,138,413         --           --
      High Income Fund (400,515 shares;
         cost - $4,419,549)                                   --           --           --           --      4,461,741         --
      Multiple Strategies Fund  (175,527 shares;
         cost - $2,459,194)                                   --           --           --           --           --      2,831,247
Receivable from affiliate (note 3)                            --          1,989       19,094        6,829       12,512        3,801
Receivable for units sold                                     --             26         --           --          4,682         --
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                            $  160,073    1,525,753    6,487,912    3,145,242    4,478,935    2,835,048
====================================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)               1,719          653        2,778        1,344        1,917        1,213
Payable for units withdrawn                                   --           --            821          456         --            120
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                            1,719          653        3,599        1,800        1,917        1,333
====================================================================================================================================

Net assets                                              $  158,354    1,525,100    6,484,313    3,143,442    4,477,018    2,833,715
====================================================================================================================================

Outstanding units                                           10,332       73,259      203,308      113,073      147,825      115,898
====================================================================================================================================

 Net asset value per unit                               $    15.33        20.82        31.89        27.80        30.29        24.45
====================================================================================================================================


See accompanying notes to financial statements.








LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statement of Assets and Liabilities, Continued
As of June 30, 1997


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Variable Insurance Products Fund
                                                         --------------------------------------------------------------------------
                                                                    Money          High         Equity
                                                                   Market        Income         Income         Growth      Overseas
Assets                                                          Portfolio     Portfolio      Portfolio      Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund,
  at fair value (note 2):
      Money Market Portfolio (825,132 shares;
         cost - $825,132)                                     $  825,132           --             --             --             --
      High Income Portfolio (99,068 shares;
         cost - $1,154,810)                                         --        1,231,411           --             --             --
      Equity-Income Portfolio (671,965 shares;
         cost - $12,285,751)                                        --             --       14,823,555           --             --
      Growth Portfolio (262,649 shares;
         cost - $7,239,006)                                         --             --             --        8,982,609           --
      Overseas Portfolio (332,808 shares;
         cost - $5,918,931)                                         --             --             --             --        6,669,482
Accrued investment income                                          3,923           --             --             --             --
Receivable from affiliate (note 3)                                  --             --          133,867         11,516           --
Receivable for units sold                                           --             --            4,183           --             --
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                  $  829,055      1,231,411     14,961,605      8,994,125      6,669,482
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)                     1,885          1,293          6,428          3,860         14,950
Payable for units withdrawn                                           73            144           --              891            606
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                  1,958          1,437          6,428          4,751         15,556
====================================================================================================================================

Net assets                                                    $  827,097      1,229,974     14,955,177      8,989,374      6,653,926
------------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                 53,607         46,746        499,238        288,982        337,934
====================================================================================================================================

Net asset value per unit                                      $    15.43          26.31          29.96          31.11          19.69
====================================================================================================================================


See accompanying notes to financial statements.





LIFE OF VIRGINIA SEPARATE ACCOUNT III

Statement of Assets and Liabilities, Continued
As of June 30, 1997


------------------------------------------------------------------------------------------------------------------------------------

                                                  Variable Insurance        Variable Insurance          Advisers Management
                                                   Products Fund II          Product Fund III                 Trust
                                              ------------------------- -----------------------  -----------------------------------
                                                     Asset              Growth &     Growth
                                                   Manager  Contrafund   Income   Opportunities  Balanced      Bond     Growth
Assets                                           Portfolio  Portfolio   Portfolio    Portfolio   Portfolio   Portfolio Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
  Fund II, at fair value (note 2):
      Asset Manager Portfolio (574,183 shares;
         cost - $8,411,953)                      $9,531,434         --       --        --           --           --           --
      Contrafund Portfolio (329,844 shares;
         cost - $5,065,902)                            --      5,914,097     --        --           --           --           --
Investment in Variable Insurance Products
   Fund III, at fair value (note 2):
      Growth & Income Portfolio (8,262 shares;
         cost - $88,566)                               --           --     94,927      --           --           --           --
      Growth Opportunities Portfolio
         (11,482 shares;  cost - $186,314)             --           --       --     196,575         --           --           --
Investment in Advisers Management Trust,
   at fair value (note 2):
      Balanced Portfolio (121,741 shares;
         cost - $1,793,378)                            --           --       --        --      2,018,466         --           --
      Bond Portfolio (35,152 shares;
         cost - $491,270)                              --           --       --        --           --        478,774         --
      Growth Portfolio (27,950 shares;
         cost - $671,363)                              --           --       --        --           --           --        775,342
Receivable from affiliate (note 3)                     --         72,664     --        --         11,466       10,021         --
Receivable for units sold                             2,176        4,419     --        --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                     $9,533,610    5,991,180   94,927   196,575    2,029,932      488,795      775,342
==================================================================================================================================

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)       12,748        2,561       41        84          871          210        4,712
Payable for units withdrawn                            --           --         80       152           51          300           16
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                    12,748        2,561      121       236          922          510        4,728
----------------------------------------------------------------------------------------------------------------------------------

Net assets                                       $9,520,862    5,988,619   94,806   196,339    2,029,010      488,285      770,614
==================================================================================================================================

Outstanding units                                   423,488      324,586    8,533    17,872      112,050       39,258       43,461
==================================================================================================================================

 Net asset value per unit                        $    22.48        18.45    11.11     10.99        18.11        12.44        17.73
==================================================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

As of June 30, 1997

-----------------------------------------------------------------------------------------------------------------------------------
                                                              Federated Investors                                   PBHG Insurance
                                                             Insurance Series                Alger American Fund    Series Fund
                                                      ------------------------------------  ---------------------   ---------------
                                                          American          High                 Small                     PBHG
                                                           Leaders   Income Bond   Utility         Cap      Growth    Growth II
Assets                                                     Fund II       Fund II   Fund II   Portfolio   Portfolio    Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
   at fair value (note 2):
      American Leaders Fund II  (16,662 shares;
        cost - $271,927)                                   $ 291,592        --          --          --          --          --
      High Income Bond Fund II  (69,812 shares;
        cost - $686,882)                                        --       722,553        --          --          --          --
      Utility Fund II (23,672 shares;  cost - $270,865)         --          --       292,819        --          --          --
Investment in Alger American, at fair value (note 2):
      Small Cap Portfolio (29,310 shares;
        cost - $1,178,861)                                      --          --          --     1,158,626        --          --
      Growth Portfolio (44,312 shares;
        cost - $1,558,557)                                      --          --          --          --     1,751,652        --
Investment in PBHG Insurance Series
   Fund Inc., at fair value (note 2):
      PBHG Growth II Portfolio
        (4,558 shares;  cost - $45,940)                         --          --          --          --          --        47,635
Receivable from affiliate (note 3)                               612         199       1,999        --         9,083           3
Receivable for units sold                                        107        --          --          --         5,002          32
--------------------------------------------------------------------------------------------------------------------------------

Total assets                                               $ 292,311     722,752     294,818   1,158,626   1,765,737      47,670
================================================================================================================================

Liabilities
--------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                   125         310         127         718         755          20
Payable for units withdrawn                                     --           177          17         163        --          --
--------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                125         487         144         881         755          20
================================================================================================================================

Net assets                                                 $ 292,186     722,265     294,674   1,157,745   1,764,982      47,650
================================================================================================================================

Oustanding units                                              22,549      51,174      20,248     120,061     141,823       4,569
================================================================================================================================

 Net asset value per unit                                  $   12.96       14.11       14.55        9.64       12.45       10.43
================================================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

As of June 30, 1997


------------------------------------------------------------------------------------------------------------


                                                                      Janus Aspen Series
                                                ------------------------------------------------------------
                                                Aggressive                 Worldwide               Flexible
                                                    Growth       Growth      Growth   Balanced      Income
                                                 Portfolio    Portfolio    Portfolio  Portfolio   Portfolio
------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair
  value (note 2):
      Aggressive Growth Portfolio
         (107,824 shares;  cost - $1,884,391)    $2,018,460         --           --           --           --
      Growth Portfolio (220,274 shares;
        shares; cost - $3,166,055)                     --      3,766,694         --           --           --
      Worldwide Growth Portfolio
        (327,261 shares; cost - $5,959,949)            --           --      7,468,086         --           --
      Balanced Portfolio (65,824 shares;
        cost - $951,706)                               --           --           --      1,067,003         --
      Flexible Income Portfolio
        (17,647 shares; cost - $198,351)               --           --           --           --        199,056
      International Growth Portfolio
        (88,780 shares; cost - $1,473,719)             --           --           --           --           --
      Capital Appreciation Portfolio
        (320 shares; cost - $3,582)                    --           --           --           --           --
Receivable from affiliate (note 3)                   79,894        5,430        6,088         --           --
Receivable for units sold                              --           --          7,153          302         --
----------------------------------------------------------------------------------------------------------------

Total assets                                     $2,098,354    3,772,124    7,481,327    1,067,305      199,056
================================================================================================================

Liabilities
----------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)          898        1,586        3,162        1,200          270
Payable for units withdrawn                             282          419         --           --              5
----------------------------------------------------------------------------------------------------------------

Total liabilities                                     1,180        2,005        3,162        1,200          275
================================================================================================================

Net assets                                       $2,097,174    3,770,119    7,478,165    1,066,105      198,781
================================================================================================================

Outstanding units                                   134,945      229,061      408,621       78,413       16,954
================================================================================================================

 Net asset value per unit                        $    15.54        16.46       #18.30        13.60        11.73
================================================================================================================



-------------------------------------------------------------------------


                                                  Janus Aspen Series
                                              ---------------------------
                                              International       Capital
                                                  Growth     Appreciation
                                                Portfolio       Portfolio
-------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair
  value (note 2):
      Aggressive Growth Portfolio
         (107,824 shares;  cost - $1,884,391)          --           --
      Growth Portfolio (220,274 shares;
        shares; cost - $3,166,055)                     --           --
      Worldwide Growth Portfolio
        (327,261 shares; cost - $5,959,949)            --           --
      Balanced Portfolio (65,824 shares;
        cost - $951,706)                               --           --
      Flexible Income Portfolio
        (17,647 shares; cost - $198,351)               --           --
      International Growth Portfolio
        (88,780 shares; cost - $1,473,719)        1,639,772         --
      Capital Appreciation Portfolio
        (320 shares; cost - $3,582)                    --          3,761
Receivable from affiliate (note 3)                    5,789           13
Receivable for units sold                              --           --
------------------------------------------------------------------------

Total assets                                      1,645,561        3,774
========================================================================

Liabilities
------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)          693            1
Payable for units withdrawn                          21,076         --
------------------------------------------------------------------------

Total liabilities                                    21,769            1
========================================================================

Net assets                                        1,623,792        3,773
========================================================================

Outstanding units                                   118,326          322
========================================================================

 Net asset value per unit                             13.72        11.73
========================================================================

See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT III

 Statement of Operations



-------------------------------------------------------------------------------------------------------------------------

                                                                            GE Investments Funds, Inc.
                                                             ------------------------------------------------------------
                                                                S&P 500        Government       Money          Total
                                                                 Index        Securities       Market          Return
                                                                 Fund           Fund            Fund            Fund
                                                             ------------------------------------------------------------
                                                                Six Months     Six Months      Six Months    Six Months
                                                              Ended 6/30/97  Ended 6/30/97   Ended 6/30/97  Ended 6/30/97
-------------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                        $     --            --       9,493,770          --
      Expenses - Mortality and expense risk charges (note 3)        12,432         5,174        66,524         9,578
-------------------------------------------------------------------------------------------------------------------------

 Net investment income                                             (12,432)       (5,174)    9,427,246        (9,578)
-------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                  (93,088)       (4,041)   (3,327,438)       (5,565)
         Unrealized appreciation (depreciation) on investments     420,719        13,739    (5,341,949)      154,232
-------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments            327,631         9,698    (8,669,387)      148,667
-------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations              $  315,199         4,524       757,859       139,089
=========================================================================================================================



--------------------------------------------------------------------------------------------------------

                                                                     GE Investments Funds, Inc.
                                                             ----------------------------------------------
                                                              International  Real Estate     Value
                                                                 Equity      Securities     Equity
                                                                  Fund          Fund         Fund
                                                             -------------------------------------------
                                                                 Six Months    Six Months    Period from
                                                                Ended 6/30/97 Ended 6/30/97  6/17-6/30/97
--------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                           --            --            --
      Expenses - Mortality and expense risk charges (note 3)      6,994         2,745             8
---------------------------------------------------------------------------------------------------

 Net investment income                                           (6,994)       (2,745)           (8)
---------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                34,387         6,975          --
         Unrealized appreciation (depreciation) on investments  150,442        32,773          (215)
---------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments         184,829        39,748          (215)
---------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations              177,835        37,003          (223)
===================================================================================================

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT III

 Statement of Operations, Continued



-----------------------------------------------------------------------------------------------------------------------------------


                                                                                       Oppenheimer Variable Account Funds
                                                       -----------------------------------------------------------------------------

                                                                                      Capital                 High     Multiple
                                                               Money       Bond    Appreciation   Growth     Income   Strategies
                                                               Fund        Fund        Fund       Fund       Fund         Fund
                                                       -----------------------------------------------------------------------------
                                                           Six Months   Six Months   Six Months Six Months Six Months   Six Months
                                                              Ended       Ended        Ended     Ended       Ended         Ended
                                                             6/30/97      6/30/97     6/30/97   6/30/97    6/30/97       6/30/97
------------------------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                      $  4,097     52,352     271,809    137,266    191,758     146,887
      Expenses - Mortality and expense risk charges (note 3)     1,018     10,045      35,549     15,571     25,302      16,709
-------------------------------------------------------------------------------------------------------------------------------

 Net investment income                                           3,079     42,307     236,260    121,695    166,456     130,178
-------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized (loss) gain on investments:
      Net realized gain                                           --        3,942      47,813     76,401     30,776      11,778
      Unrealized appreciation (depreciation) on investments       --      (13,211)     74,570    129,031    (35,971)     73,859
-------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized (loss) gain on investments           --       (9,269)    122,383    205,432     (5,195)     85,637
-------------------------------------------------------------------------------------------------------------------------------

 Increase in net assets from operations                       $  3,079     33,038     358,643    327,127    161,261     215,815
===============================================================================================================================

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT III

 Statement of Operations, Continued



----------------------------------------------------------------------------------------------------------------------------------

                                                                              Variable Insurance Products Fund
                                                           -----------------------------------------------------------------------
                                                                Money           High         Equity
                                                               Market         Income         Income        Growth      Overseas
                                                            Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                                           ----------------------------------------------------------------------
                                                           Six Months     Six Months     Six Months    Six Months    Six Months
                                                          Ended 6/30/97  Ended 6/30/97  Ended 6/30/97 Ended 6/30/97 Ended 6/30/97
---------------------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                     $  24,432        105,638    1,283,339       315,208      506,300
      Expenses - Mortality and expense risk
        charges (note 3)                                         6,067          8,254       86,042        56,066       36,680
---------------------------------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                18,365         97,384    1,197,297       259,142      469,620
---------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                                  --            5,217      376,087       328,497       66,511
        Unrealized appreciation (depreciation) on
          investments                                             --          (15,952)     400,671       464,308      350,932
---------------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments           --          (10,735)     776,758       792,805      417,443
---------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations           $  18,365         86,649    1,974,055     1,051,947      887,063
=================================================================================================================================

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT III


----------------------------------------------------------------------------------------------------------------------
                                                                  Variable Insurance            Variable Insurance
                                                                  Products Fund II               Product Fund III
                                                                 ---------------------        ------------------------
                                                                  Asset                     Growth &       Growth
                                                                Manager      Contrafund     Income     Opportunities
                                                              Portfolio       Portfolio    Portfolio    Portfolio
                                                             ---------------------------------------------------------
                                                             Six Months      Six Months    Period from   Period from
                                                            Ended 6/30/97   Ended 6/30/97 5/16-6/30/97 5/16-6/30/97
----------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                      $ 1,006,221        150,006        --             --
      Expenses - Mortality and expense risk charges (note 3)       55,682         34,042         149            299
----------------------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                  950,539        115,964        (149)          (299)
----------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
      Net realized gain (loss)                                     37,423        110,002           9             18
      Unrealized appreciation (depreciation) on investments      (110,339)       308,444       6,361         10,261
----------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments           (72,916)       418,446       6,370         10,279
----------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations            $   877,623        534,410       6,221          9,980
======================================================================================================================



-------------------------------------------------------------------------------------------------------

                                                                  Advisers Management Trust
                                                              -----------------------------------------

                                                             Balanced        Bond           Growth
                                                             Portfolio     Portfolio       Portfolio
                                                       ------------------------------------------------
                                                           Six Months      Six Months      Six Months
                                                         Ended 6/30/97   Ended 6/30/97   Ended 6/30/97
-------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                     123,193        36,455           64,488
      Expenses - Mortality and expense risk charges (note 3)  12,541         3,544            4,975
-------------------------------------------------------------------------------------------------------

 Net investment income (expense)                             110,652        32,911           59,513
-------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
      Net realized gain (loss)                                 5,864        (6,909)           8,991
      Unrealized appreciation (depreciation) on investments   78,261       (14,125)          48,668
-------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments       84,125       (21,034)          57,659
-------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations           194,777        11,877          117,172
=======================================================================================================


 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT III


--------------------------------------------------------------------------------------------------------------------
                                                                    Federated Investors
                                                                     Insurance Series      Alger American Fund
                                                                -------------------------  -------------------------
                                                                  American      High                   Small
                                                                   Leaders   Income Bond  Utility       Cap
                                                                   Fund II    Fund II    Fund II     Portfolio
                                                                ----------------------------------------------------
                                                             Six Months    Six Months    Six Months    Six Months
                                                           Ended 6/30/97  Ended 6/30/97 Ended 6/30/97 Ended 6/30/97
--------------------------------------------------------------------------------------------------------------------
     Investment income:
          Income - Dividends                                        $ 1,480    33,882      10,429       42,941
          Expenses - Mortality and expense risk charges
            (note 3)                                                    631     4,534       1,731        7,050
--------------------------------------------------------------------------------------------------------------------

     Net investment income (expense)                                    849    29,348       8,698       35,891
--------------------------------------------------------------------------------------------------------------------

     Net realized and unrealized gain (loss) on
       investments:
             Net realized gain (loss)                                 2,243     2,124       9,345      (22,699)
             Unrealized appreciation (depreciation)
               on investments                                        16,810     6,286       4,206       (6,850)
--------------------------------------------------------------------------------------------------------------------

     Net realized and unrealized gain (loss) on investments          19,053     8,410      13,551      (29,549)
--------------------------------------------------------------------------------------------------------------------

     Increase (decrease) in net assets from operations              $19,902    37,758      22,249        6,342
====================================================================================================================


------------------------------------------------------------------------------------------------
                                                               Alger            PBHG Insurance
                                                            American Fund         Series Fund
                                                           -------------------------------------
                                                                                     PBHG
                                                             Growth                Growth II
                                                            Portfolio              Portfolio
                                                           -------------------------------------
                                                           Six Months             Period from
                                                           nded 6/30/97           5/22-6/30/97
------------------------------------------------------------------------------------------------
     Investment income:
          Income - Dividends                                   15,712                --
          Expenses - Mortality and expense risk charges
            (note 3)                                           10,601                20
------------------------------------------------------------------------------------------------

     Net investment income (expense)                            5,111               (20)
------------------------------------------------------------------------------------------------

     Net realized and unrealized gain (loss) on
       investments:
             Net realized gain (loss)                          38,513                 1
             Unrealized appreciation (depreciation) on
               investments                                    163,577             1,695
------------------------------------------------------------------------------------------------

     Net realized and unrealized gain (loss) on investments   202,090             1,696
------------------------------------------------------------------------------------------------

     Increase (decrease) in net assets from operations        207,201             1,676
================================================================================================



 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT III


----------------------------------------------------------------------------------------------------------------------------

                                                                              Janus Aspen Series
                                                               -------------------------------------------------------------
                                                                  Aggressive                      Worldwide
                                                                      Growth         Growth          Growth        Balanced
                                                                   Portfolio      Portfolio       Portfolio       Portfolio
                                                               -------------------------------------------------------------
                                                                   Six Months     Six Months     Six Months       Six Months
                                                                Ended 6/30/97  Ended 6/30/97  Ended 6/30/97    Ended 6/30/97
----------------------------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                          $      -         100,560          96,710       24,440
      Expenses - Mortality and expense risk charges (note 3)          11,623        21,323          38,103        5,409
----------------------------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                     (11,623)       79,237          58,607       19,031
----------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                    (45,361)        44,758         153,173        3,167
         Unrealized appreciation (depreciation) on investments       123,637        274,770         808,173       75,304
----------------------------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments               78,276        319,528         961,346       78,471
----------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                 $  66,653        398,765       1,019,953       97,502
============================================================================================================================




--------------------------------------------------------------------------------------------------------

                                                                         Janus Aspen Series
                                                              ------------------------------------------
                                                                 Flexible   International       Capital
                                                                   Income          Growth  Appreciation
                                                                Portfolio       Portfolio     Portfolio
                                                              ------------------------------------------
                                                              Six Months     Six Months       Period from
                                                             Ended 6/30/97  Ended 6/30/97    5/22-6/30/97
---------------------------------------------------------------------------------------------------------
 Investment income:
      Income - Dividends                                        7,637            11,383          -
      Expenses - Mortality and expense risk charges (note 3)    1,160             6,281          5
----------------------------------------------------------------------------------------------------------

 Net investment income (expense)                                6,477             5,102         (5)
----------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                 272            14,113          -
         Unrealized appreciation (depreciation) on investments     93           148,654        180
----------------------------------------------------------------------------------------------------------

 Net realized and unrealized gain (loss) on investments           365           162,767        180
----------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations              6,842           167,869        175
==========================================================================================================

 See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT III

 Statement of Changes in Net Assets

----------------------------------------------------------------------------------------------------------------------------------



                                                                                   GE Investments Funds, Inc.
                                                             ---------------------------------------------------------------------
                                                               S&P 500     Government          Money          Total  International
                                                                 Index     Securities         Market         Return         Equity
                                                                  Fund           Fund           Fund           Fund           Fund
                                                            ----------- ----------------------------------------------------------
                                                            Six Months     Six Months     Six Months     Six Months     Six Months
                                                         Ended 6/30/97  Ended 6/30/97  Ended 6/30/97  Ended 6/30/97  Ended 6/30/97
----------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets From operations:
      Net investment income                                 $  (12,432)     (5,174)       9,427,246        (9,578)         (6,994)
      Net realized gain (loss)                                 (93,088)     (4,041)      (3,327,438)       (5,565)         34,387
      Unrealized appreciation (depreciation) on investments    420,719      13,739       (5,341,949)      154,232         150,442
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations             315,199       4,524          757,859       139,089         177,835
----------------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                 559        --          7,512,379        32,953            --
      Loan interest                                                 --           5           25,986            61            --
      Transfers (to) from the general account of
        Life of Virginia:
          Death benefits                                        (1,802)       --               --            --              --
          Surrenders                                           (10,631)    (16,227)         (11,738)       (9,555)           --
          Loans                                                   (651)     (6,352)        (219,091)      (51,264)          3,000
          Cost of insurance and administrative expense
             (note 3)                                          (10,395)     (4,375)         (63,600)       (7,885)         (6,008)
          Transfer gain (loss) and transfer fees (note 3)       14,363        (207)        (629,202)       26,977           4,465
          Fixed Transfers                                       13,558         288           (8,587)       27,620            --
      Interfund transfers                                      247,137     112,136       (7,340,023)       33,596         186,545
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions   238,580      84,980         (725,289)       24,883         188,002
----------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets                             553,779      89,504           32,570       163,982         365,837

 Net assets at beginning of year                             1,558,602     775,255        9,891,507     1,398,465         792,744
----------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                  $2,112,381     864,759        9,924,077     1,562,447       1,158,581
==================================================================================================================================



---------------------------------------------------------------------------------------------------------------------------



                                                                GE Investments Funds, Inc.
                                                             -----------------------------
                                                              Real Estate           Value
                                                               Securities          Equity
                                                                     Fund            Fund
                                                             -----------------------------
                                                               Six Months      Period from
                                                            Ended 6/30/97     6/17-6/30/97
------------------------------------------------------------------------------------------
 Increase (decrease) in net assets From operations:
      Net investment income                                       (2,745)              (8)
      Net realized gain (loss)                                     6,975               --
      Unrealized appreciation (depreciation) on investments       32,773             (215)
------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                37,003             (223)
-----------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                45,573              --
      Loan interest                                                 --                --
      Transfers (to) from the general account of
        Life of Virginia:
          Death benefits                                            --                --
          Surrenders                                                --                --
          Loans                                                   (4,874)             --
          Cost of insurance and administrative expense
             (note 3)                                             (2,640)             --
          Transfer gain (loss) and transfer fees (note 3)         (3,230)             --
          Fixed Transfers                                           --                --
      Interfund transfers                                        390,329           17,822
-----------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions     425,158           17,822
-----------------------------------------------------------------------------------------

 Increase (decrease) in net assets                               462,161           17,599

 Net assets at beginning of year                                 228,034              --
-----------------------------------------------------------------------------------------

 Net assets at end of year                                       690,195           17,599
=========================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

---------------------------------------------------------------------------------------------------------------------


                                                                            Oppenheimer Variable Account Funds
                                                                -----------------------------------------------------

                                                                                                            Capital
                                                                           Money             Bond      Appreciation
                                                                            Fund             Fund              Fund
                                                                -----------------------------------------------------
                                                                      Six Months       Six Months        Six Months
                                                                   Ended 6/30/97    Ended 6/30/97     Ended 6/30/97
---------------------------------------------------------------------------------------------------------------------
 Increase in net assets From operations:
      Net investment income                                           $  3,079             42,307           236,260
      Net realized gain                                                      -              3,942            47,813
      Unrealized appreciation (depreciation) on investments                  -            (13,211)           74,570
---------------------------------------------------------------------------------------------------------------------

 Increase in net assets from operations                                  3,079             33,038           358,643
---------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                           -                  -           138,631
      Loan interest                                                          -                245              (183)
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                                  -                  -                 -
             Surrenders                                                      -                  -                 -
             Loans                                                           -            (10,801)          (22,322)
             Cost of insurance and administrative expense (note 3)        (826)            (8,229)          (31,602)
             Transfer gain (loss) and transfer fees (note 3)              (126)              (354)            1,060
             Fixed Transfers                                                 -              3,864            40,053
      Interfund transfers                                                    -           (148,379)          649,395
---------------------------------------------------------------------------------------------------------------------

 Increase in net assets from capital transactions                         (952)          (163,654)          775,032
---------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                  2,127           (130,616)        1,133,675

 Net assets at beginning of period                                     156,227          1,655,716         5,350,638
---------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                                        $  158,354          1,525,100         6,484,313
=====================================================================================================================





----------------------------------------------------------------------------------------------------------------------------


                                                                                   Oppenheimer Variable Account Funds
                                                                ------------------------------------------------------------

                                                                                                  High          Multiple
                                                                            Growth              Income        Strategies
                                                                              Fund                Fund              Fund
                                                                ------------------------------------------------------------
                                                                        Six Months          Six Months        Six Months
                                                                     Ended 6/30/97       Ended 6/30/97     Ended 6/30/97
----------------------------------------------------------------------------------------------------------------------------
 Increase in net assets From operations:
      Net investment income                                                121,695             166,456           130,178
      Net realized gain                                                     76,401              30,776            11,778
      Unrealized appreciation (depreciation) on investments                129,031             (35,971)           73,859
----------------------------------------------------------------------------------------------------------------------------

 Increase in net assets from operations                                    327,127             161,261           215,815
----------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                         117,237              48,815             7,953
      Loan interest                                                           (255)                 72              (964)
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                                      -                   -            (2,000)
             Surrenders                                                          -              (9,092)                -
             Loans                                                            (168)             (7,436)           (9,726)
             Cost of insurance and administrative expense (note 3)         (13,303)            (20,912)          (13,921)
             Transfer gain (loss) and transfer fees (note 3)                 1,776              (4,765)             (555)
             Fixed Transfers                                                31,658                   -             8,500
      Interfund transfers                                                  764,600             365,601           285,175
----------------------------------------------------------------------------------------------------------------------------

 Increase in net assets from capital transactions                          901,545             372,283           274,462
----------------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                  1,228,672             533,544           490,277

 Net assets at beginning of period                                       1,914,770           3,943,474         2,343,436
----------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                                             3,143,442           4,477,018         2,833,713
============================================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA III


--------------------------------------------------------------------------------------------------------------------------

                                                                              Variable Insurance Products Fund
                                                                ----------------------------------------------------------
                                                                           Money                  High           Equity
                                                                          Market                Income           Income
                                                                       Portfolio             Portfolio        Portfolio
                                                                ----------------------------------------------------------
                                                                      Six Months            Six Months       Six Months
                                                                   Ended 6/30/97         Ended 6/30/97    Ended 6/30/97
--------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets From operations:
      Net investment income (expense)                                 $   18,365                97,384        1,197,297
      Net realized gain (loss)                                                 -                 5,217          376,087
      Unrealized appreciation (depreciation) on investments                    -               (15,952)         400,671
--------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                        18,365                86,649        1,974,055
--------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                             -                     -          156,698
      Loan interest                                                       (3,559)                    6           (6,062)
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                                    -                     -          (18,249)
             Surrenders                                                  (11,508)              (48,362)         (18,859)
             Loans                                                       (17,907)               (3,759)         (54,419)
             Cost of insurance and administrative expense (note 3)        (4,909)               (6,529)         (72,000)
             Transfer gain (loss) and transfer fees (note 3)                 113                (1,001)          11,342
             Fixed Transfers                                                   -                     -           61,529
      Interfund transfers                                               (263,954)             (120,450)         531,883
--------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions            (301,724)             (180,095)         591,863
--------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets                                      (283,359)              (93,446)       2,565,918

 Net assets at beginning of year                                        1,110,456            1,323,420       12,389,259
--------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                            $   827,097            1,229,974       14,955,177
==========================================================================================================================







-------------------------------------------------------------------------------------------------------

                                                                     Variable Insurance Products Fund
                                                                    -----------------------------------

                                                                             Growth          Overseas
                                                                          Portfolio         Portfolio
                                                                -------------------------------------
                                                                         Six Months        Six Months
                                                                      Ended 6/30/97     Ended 6/30/97
-----------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets From operations:
      Net investment income (expense)                                       259,142           469,620
      Net realized gain (loss)                                              328,497            66,511
      Unrealized appreciation (depreciation) on investments                 464,308           350,932
-----------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                        1,051,947           887,063
-----------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                           57,078             6,405
      Loan interest                                                          (2,966)           (3,931)
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                                  (1,634)                -
             Surrenders                                                      (7,950)           (6,777)
             Loans                                                          (42,766)          (67,318)
             Cost of insurance and administrative expense (note 3)          (46,989)          (30,666)
             Transfer gain (loss) and transfer fees (note 3)                 (8,611)           (5,045)
             Fixed Transfers                                                 30,624            49,518
      Interfund transfers                                                  (845,370)          448,133
-----------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions               (868,584)          390,319
-----------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets                                          183,363         1,277,382

 Net assets at beginning of year                                          8,806,011         5,376,544
-----------------------------------------------------------------------------------------------------

 Net assets at end of year                                                8,989,374         6,653,926
=====================================================================================================

See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT III


------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Variable Insurance
                                                                      Variable Insurance Products Fund II     Product Fund III
                                                                -----------------------------------------  -------------------
                                                                           Asset                              Growth &
                                                                         Manager           Contrafund           Income
                                                                       Portfolio            Portfolio        Portfolio
                                                                --------------------------------------------------------------
                                                                      Six Months           Six Months      Period from
                                                                   Ended 6/30/97        Ended 6/30/97     5/30-6/30/97
------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets From operations:
      Net investment income                                           $  950,539             115,964              (149)
      Net realized gain (loss)                                            37,423             110,002                 9
      Unrealized appreciation (depreciation) on investments             (110,339)            308,444             6,361
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                       877,623             534,410             6,221
------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                        91,687             112,792                 -
      Loan interest                                                       (5,232)                (32)                -
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                              (58,519)             (1,797)                -
             Surrenders                                                        -                   -                 -
             Loans                                                       (31,014)            (20,116)                -
             Cost of insurance and administrative expense (note 3)       (47,180)            (30,560)             (158)
             Transfer gain (loss) and transfer fees (note 3)               2,191               9,816                (4)
      Fixed Transfers                                                      7,700              94,450                 -
      Interfund transfers                                                429,942             578,522            88,747
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions             389,575             743,075            88,585
------------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                1,267,198           1,277,485            94,806

 Net assets at beginning of year                                       8,253,664           4,711,134                 -
------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                           $ 9,520,862           5,988,619            94,806
========================================================================================================================








--------------------------------------------------------------------------------------------------------------------------------

                                                                Variable Insurance
                                                                 Product Fund III            Advisers Management Trust
                                                                -------------------  -------------------------------------------
                                                                            Growth
                                                                     Opportunities     Balanced        Bond          Growth
                                                                         Portfolio    Portfolio      Portfolio      Portfolio
                                                                ----------------------------------------------------------------
                                                                       Period from   Six Months    Six Months     Six Months
                                                                      5/30-6/30/97   Ended 6/30/97 Ended 6/30/97  Ended 6/30/97
--------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income                                                   (299)     110,652       32,911         59,513
      Net realized gain (loss)                                                  18        5,864       (6,909)         8,991
      Unrealized appreciation (depreciation) on investments                 10,261       78,261      (14,125)        48,668
--------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                           9,980      194,777       11,877        117,172
--------------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                               -            -            -             -
      Loan interest                                                              -       (1,050)         (55)         (900)
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                                      -            -            -             -
             Surrenders                                                          -            -            -             -
             Loans                                                               -       (1,092)      (3,717)       (7,618)
             Cost of insurance and administrative expense (note 3)            (317)      (9,993)      (2,803)       (4,079)
             Transfer gain (loss) and transfer fees (note 3)                    (7)         380          210        (1,055)
      Fixed Transfers                                                            -            -            -             -
      Interfund transfers                                                  186,683      (26,574)    (154,661)      (82,282)
---------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions               186,359      (38,329)    (161,026)      (95,934)
---------------------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                    196,339      156,448     (149,149)       21,238

 Net assets at beginning of year                                                 -    1,872,562      637,434       749,376
---------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                                 196,339    2,029,010      488,285       770,614
=================================================================================================================================

See accompanying notes to financial statements.

 LIFE OF VIRGINIA SEPARATE ACCOUNT III

----------------------------------------------------------------------------------------------------------------------------


                                                                               Federated Investors Insurance Series
                                                                -----------------------------------------------------------
                                                                        American                 High
                                                                         Leaders          Income Bond          Utility
                                                                         Fund II              Fund II          Fund II
                                                                ----------------------------------------------------------
                                                                      Six Months           Six Months       Six Months
                                                                   Ended 6/30/97        Ended 6/30/97    Ended 6/30/97
--------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income (expense)                                $       849               29,348            8,698
      Net realized gain (loss)                                             2,243                2,124            9,345
      Unrealized appreciation (depreciation) on investments               16,810                6,286            4,206
--------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                        19,902               37,758           22,249
--------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                        80,943               39,252                -
      Loan interest                                                            -                1,160               (1)
      Transfers (to) from the general account of Life of Virginia:
             Death benefits                                                    -                    -                -
             Surrenders                                                        -                    -                -
             Loans                                                             -               (6,178)         (19,772)
             Cost of insurance and administrative expense (note 3)          (564)              (3,920)          (1,594)
             Transfer gain (loss) and transfer fees (note 3)                 599               (2,425)           2,115
             Fixed Transfers                                                 300                2,788            6,000
      Interfund transfers                                                173,243              (24,769)          43,965
--------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions             254,521                5,908           30,713
--------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets                                       274,423               43,666           52,962

 Net assets at beginning of year                                          17,763              678,599          241,712
--------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                           $   292,186              722,265          294,674
==========================================================================================================================







------------------------------------------------------------------------------------------------------------------------

                                                                                                          PBHG Insurance
                                                                            Alger American Fund             Series Fund
                                                                ------------------------------------   -----------------
                                                                           Small                                PBHG
                                                                             Cap            Growth         Growth II
                                                                       Portfolio         Portfolio         Portfolio
                                                                --------------------------------------------------------
                                                                      Six Months        Six Months       Period from
                                                                   Ended 6/30/97     Ended 6/30/97      5/21-6/30/97
------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income (expense)                                     35,891             5,111               (20)
      Net realized gain (loss)                                           (22,699)           38,513                 1
      Unrealized appreciation (depreciation) on investments               (6,850)          163,577             1,695
------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                         6,342           207,201             1,676
------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                        53,695             7,254                 -
      Loan interest                                                           (1)              (13)                -
      Transfers (to) from the general account of Life of Virginia
             Death benefits                                                    -                 -                 -
             Surrenders                                                        -                 -                 -
             Loans                                                        (3,758)          (29,174)                -
             Cost of insurance and administrative expense (note           (7,370)          (10,463)              (10)
             Transfer gain (loss) and transfer fees (note 3)              (9,158)          (20,871)              (40)
             Fixed Transfers                                              31,423            15,283               358
      Interfund transfers                                                 14,457           243,643            45,666
-----------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions              79,288           205,659            45,974
-----------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets                                        85,630           412,860            47,650

 Net assets at beginning of year                                       1,072,115         1,352,122                 -
-----------------------------------------------------------------------------------------------------------------------

 Net assets at end of year                                             1,157,745         1,764,982            47,650
=======================================================================================================================


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III

 Statement of Changes in Net Assets, Continued



---------------------------------------------------------------------------------------------------------------------------

                                                                                      Janus Aspen Series
                                                                -----------------------------------------------------------
                                                                      Aggressive                             Worldwide
                                                                          Growth               Growth           Growth
                                                                       Portfolio            Portfolio        Portfolio
                                                                -----------------------------------------------------------
                                                                      Six Months           Six Months       Six Months
                                                                   Ended 6/30/97        Ended 6/30/97    Ended 6/30/97
---------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income (expense)                                 $  (11,623)              79,237           58,607
      Net realized gain (loss)                                           (45,361)              44,758          153,173
      Unrealized appreciation (depreciation) on investments              123,637              274,770          808,173
---------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                        66,653              398,765        1,019,953
---------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                        40,057               64,562          200,229
      Loan interest                                                          (60)                 (64)            (257)
      Transfers (to) from the general account of Life of Virginia:
      Death benefits                                                          -                    -            (1,737)
            Surrenders                                                        -                    -                -
            Loans                                                         (5,026)             (77,058)          (2,419)
            Cost of insurance and administrative expense (note 3)        (10,542)             (19,346)         (33,270)
            Transfer gain (loss) and transfer fees (note 3)                  703                  937           (8,460)
      Fixed Transfers                                                     14,062               52,292           68,641
      Interfund transfers                                                 14,649              563,143        1,283,648
---------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions              53,843              584,466        1,506,375
---------------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                  120,496              983,231        2,526,328

 Net assets at beginning of period                                     1,976,678            2,786,888        4,951,837
---------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                                        $  2,097,174            3,770,119        7,478,165
===========================================================================================================================







-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Janus Aspen Series
                                                                -------------------------------------------------------------------
                                                                                         Flexible     International         Capital
                                                                       Balanced            Income            Growth    Appreciation
                                                                      Portfolio         Portfolio         Portfolio       Portfolio
                                                                --------------------------------------------------------------------
                                                                     Six Months        Six Months        Six Months     Period from
                                                                  Ended 6/30/97     Ended 6/30/97     Ended 6/30/97    5/21-6/30/97
------------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets
 From operations:
      Net investment income (expense)                                    19,031             6,477             5,102              (5)
      Net realized gain (loss)                                            3,167               272            14,113               -
      Unrealized appreciation (depreciation) on investments              75,304                93           148,654             180
------------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from operations                       97,502             6,842           167,869             175
------------------------------------------------------------------------------------------------------------------------------------

 From capital transactions:
      Net premiums                                                       25,001                 -            48,427               -
      Loan interest                                                      (1,328)               (3)           (1,622)              -
      Transfers (to) from the general account of Life of Virginia:
      Death benefits                                                          -                 -                 -               -
            Surrenders                                                        -                 -                 -               -
            Loans                                                        10,023            (2,048)          (10,000)              -
            Cost of insurance and administrative expense (note 3)       (10,025)           (1,073)           (5,541)              -
            Transfer gain (loss) and transfer fees (note 3)              (3,928)              (50)            5,383               6
      Fixed Transfers                                                    19,314             1,474            58,218               -
      Interfund transfers                                               299,033            34,168           971,010           3,592
------------------------------------------------------------------------------------------------------------------------------------

 Increase (decrease) in net assets from capital transactions            338,090            32,468         1,065,875           3,598
------------------------------------------------------------------------------------------------------------------------------------

 Increase in net assets                                                 435,592            39,310         1,233,744           3,773

 Net assets at beginning of period                                      630,513           159,471           390,048               -
------------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of period                                          1,066,105           198,781         1,623,792           3,773
====================================================================================================================================


 See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT III


Notes to Financial Statements

June 30, 1997

-----------------------------------------------------------------------------


(1)      Description of Entity

         Life of Virginia Separate Account III (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Life Insurance Group, Inc. General Electric Capital Assurance Corporation and GE Life Insurance Group, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company.

         In May 1997, seven new investment subdivisions were added to the Account, for both Type I and II policies. The Growth & Income Portfolio and Growth Opportunities Portfolio each invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invests solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invests solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

         For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.


   (2)   Summary of Significant Accounting Policies

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

                                       19
                                                                   (Continued)

         The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1997, were:

                                           Cost of      Proceeds
                                            Shares          from
Fund/Portfolio                            Acquired   Shares Sold
------------------------------------------------------------------

GE Investment Funds, Inc.:
             S&P 500 Index               1,904,614  $ 1,019,453
             Government Securities         229,912       71,830
             Money Market               28,250,723   18,330,770
             Total Return                  520,726      117,810
             International Equity        2,006,004    1,783,115
             Real Estate Securities        548,082      110,901
             Global Income                       0            0
             Value Equity                   17,822            1

Oppenheimer Variable Account Funds:
             Money                           4,097        1,822
             Bond                          213,377      333,941
             Capital Appreciation        1,437,854      408,992
             Growth                      1,531,270      509,411
             High Income                 3,052,960    2,520,189
             Multiple Strategies           504,316       98,747

Variable Insurance Products Fund:
             Money Market                   46,467      328,393
             High Income                   106,712      188,371
             Equity-Income               4,778,803    2,999,851
             Growth                      1,782,513    2,392,850
             Overseas                    3,651,558    2,799,927

Variable Insurance Products Fund II:
             Asset Manager               1,735,473      395,857
             Contrafund                  2,412,091    1,568,216

Variable Insurance Products Fund III:
             Growth & Income                88,747          190
             Growth Opportunties           186,683          387

                                                        (Continued)

Advisers Management Trust:
             Bond                           38,390      167,729
             Growth                         64,588      100,086
             Balanced                      127,069       55,158

Janus Aspen Series:
             Balanced                      397,919       40,544
             Aggressive Growth           1,226,984    1,186,197
             Growth                        952,882      298,660
             Worldwide                   2,488,126      904,634
             Flexible Income                56,322       17,310
             International Growth        1,322,607      235,669
             Capital Appreciation            3,592           10

Federated Insurance Series:
             American Leaders Fund II      354,907      100,007
             Utility Fund II               185,791      148,483
             High Income Bond Fund II       90,443       54,839

The Alger American Fund
             Small Cap                     510,180      373,708
             Growth                      2,718,334    2,508,067

PBHG Insurance Series Fund, Inc.
             PBHG Large Cap Growth            --           --
             PBHG Growth II                 46,023           85


         Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return.

                                                                (Continued)

         The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

         Use of Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from those estimates.

(3)      Related Party Transactions

         Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% from the policy cash value to cover distribution expenses and premiums taxes. If a policy surrenders or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender.

         A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of .90% of the net assets of the Account. Life of Virginia also charges the Account for certain administrative charges which are deducted daily and equal the effective annual rate of .40% of the net assets of the Account.

         Gains or losses resulting from the processing time between the crediting of an initial net premium and the investment of that premium are charged to Life of Virginia. In addition, any such gain or loss resulting from the processing time between a request for policy surrender and the sale of the underlying shares is also charged to Life of Virginia.

         GE Investment Funds, Inc. (the Fund) is an open-end diversified management investment company whose shares are sold to Life of Virginia's Separate Accounts.

                                                                (Continued)

         Forth Financial Securities Corporation (FFSC), an affiliate of Life of Virginia, acts as principal underwriter (as defined in The Investment Company Act of 1940) of the Account's policies pursuant to an agreement with Life of Virginia.

         GE Investment Management Incorporated currently serves as investment adviser to GE Investment Funds, Inc. (formerly
         Life of Virginia Series Fund, Inc.). Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and had agreed to reimburse the Fund for certain expenses of each of the Fund's portfolios. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund.

         Certain officers and directors of Life of Virginia are also officers and directors of FFSC and the Fund.